Balance Sheet	Jun. 30, 2018 USD ($)
ASSETS
DUE FROM RELATED PARTY	$ 638,500
INVESTMENT	113,375
TOTAL ASSETS	751,875
LIABILITIES & STOCKHOLDERS' EQUITY
DUE TO RELATED PARTY	79,511
TOTAL LIABILITIES	79,511
COMMON STOCK, $0.0001 par value, 110,000,000 shares authorized, 375,000 issued and outstanding	38
ADDITIONAL PAID-IN-CAPITAL	749,962
ACCUMULATED DEFICIT	(77,636)
TOTAL STOCKHOLDERS' EQUITY	672,364
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 751,875